UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21405

TrendStar Investment Trust

7300 College Blvd., Suite 308, Overland Park, KS 66210

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St, Ste 300.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	06/30

Date of reporting period:	06/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TrendStar Investment Trust

TrendStar Small-Cap Fund

Annual Report

June 30, 2009

Fund Advisor:

TrendStar Advisors, LLC

7300 College Blvd., Suite 308

Overland Park, KS 66210

Toll Free 1-888-747-4872

 Dear Shareholders:

TrendStar Advisors, LLC finalized the sale of its investment advisory business to Scout Investment Advisors, Inc. at the end of June of 2009. As such, this report to you will be our final one from TrendStar Funds, but we look forward to reporting to you in our new and exciting role at Scout Funds.

Coincident with the acquisition of TrendStar Advisors, LLC, the TrendStar Small-Cap Fund’s fiscal year-end was adjusted from September to June. Therefore, this report will cover the nine month period from October 1, 2008 through June 30, 2009.

The TrendStar Small-Cap Fund returned -14.72% versus -24.17% for the Russell 2000 Small Cap Index and -19.20% for the Russell 2000 Small Cap Growth Index. Our overweighting of the technology sector and underweighting in energy and financials generally added to the Fund’s outperformance during the period. The top contributors to performance during this period were General Cable, Life Technologies, ICU Medical, SEI Investments and Cameco. The largest detractors from performance were Daktronics, Arbitron, Mercury Computer Systems, Energy Conversion Devices and Energizer Holdings.

Stock markets and economies throughout the world continued under pressure during much of the nine month period ending June 30, 2009. However, there were signs of stabilization during the June quarter, as most indices reached their lows in early March. In our last report to you dated March 31, 2009, we described a synchronized global recession, but emphasized that the stock market would not wait for a clear economic signal before it would begin its own recovery. The National Bureau of Economic Research is tasked with measuring recession start and end dates, and has not yet declared an end to the current contraction that started in December 2007. Our analysis of prior recessions suggested that the U.S. stock market, on average, begins its recovery about five to six months in advance of the measured end to the recession. It is quite possible that the market began discounting in March an end to the recession later this fall.

The strength and longevity of the recovery will be governed by many variables, including: expectations of fiscal and monetary policies, tax rates, and the extent to which trade among nations remains free. Stocks are down sharply from a year ago, but corporate earnings reports for the June 2009 quarter have generally been far better than expected. Much of the positive earnings surprise was due to cost cutting, and that benefit might continue through the end of this year. Eventually, the source of earnings growth will have to be national economic growth. Whether the U.S. is the primary source of that growth, or some other nation is, will be an increasingly important factor for many companies. It is worth noting that our top two contributors to performance in the past nine months receive more than one-half of their revenue from outside the U.S. This underscores a source of economic growth beyond that of the U.S. economy, and the need to avoid any future trade friction.

Many risks remain. Tax rates on income and capital gains are scheduled to rise, and new taxes are being proposed on items ranging from carbon emissions to a national sales tax. As the economy recovers, the Fed will be forced to raise interest rates. Higher taxes and interest rates promise to provide a headwind to the U.S. economy for the foreseeable future. In addition, the U.S. consumer is beginning to reduce household debt levels after two decades of expansion, suggesting that the consumer will not lead the recovery here at home. While we believe the economy is beginning to recover, this expansion may be of a different form. The impact of the U.S. consumer may be smaller than in the past, and the importance of international opportunities for companies will likely be enhanced. Finally, though not the focus of many investors today due to high unemployment rates, many countries will begin to suffer from labor shortages as their baby boomers exit the workforce. This may increase the importance of companies that aid in the substitution of capital for labor. We are focused on these and other drivers of growth and look forward to reporting to you on our progress in future periods.

Thomas W. Laming	James McBride
President & Portfolio Manager	Treasurer and Portfolio Manager

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by either calling 1-888-747-4872 or visiting www.trendstarfunds.com. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.

*Annualized.
** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index and Russell 2000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Fund’s portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

**** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 31, 2003 (inception date of the Fund) and held through June 30, 2009. The Russell 2000 Index, the Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Average Index are widely recognized unmanaged indices of common stock prices. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

For more information on the TrendStar Small-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-747-4872. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase. As of June 30, 2009, the S&P Small Cap 600 Index included companies with market capitalizations ranging from $22 million to $2.304 billion, and the Russell 2000 Index included companies with market capitalizations below $2.284 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through June 30, 2009.

TrendStar Small-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Actual*	$1,000.00	$1,206.38	$3.85
Hypothetical **	$1,000.00	$1,005.52	$6.96

* Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the partial year period, April 1, 2009 to June 30, 2009).

** Assumes a 5% annual return before expenses. The Hypothetical example is calculated based on a six month period from January 1, 2009 to June 30, 2009. Accordingly, expenses are equal to the annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Actual Expenses

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
June 30, 2009

Common Stocks - 91.92%	Shares	Value

Capital Markets - 2.73%
Waddell & Reed Financial, Inc. - Class A	11,000	$ 290,070

Commercial Banks - 1.36%
Boston Private Financial Holdings, Inc.	32,193	144,225

Commercial Services & Supplies - 1.42%
CRA International, Inc. (a)	5,426	150,626

Communications Equipment - 3.15%
Black Box Corp.	10,002	334,767

Diversified Financial Services - 1.66%
Jack Henry & Associates, Inc.	8,500	176,375

Drawing and Insulating Nonferrous Wire - 2.83%
General Cable Corp. (a)	8,000	300,640

Electric Lighting & Wiring Equipment - 3.98%
Acuity Brands, Inc.	5,700	159,885
Daktronics, Inc.	34,100	262,570
		422,455

Electronic Equipment & Instruments - 2.00%
National Instruments Corp.	9,419	212,493

Engineering and Construction - 0.52%
Energy Conversion Devices, Inc. (a)	3,900	55,185

Grain Mill Products - 1.95%
Ralcorp Holdings, Inc. (a)	3,400	207,128

Health Care Equipment & Supplies - 6.02%
Analogic Corp.	2,825	104,384
Bio-Reference Laboratories, Inc. (a)	10,516	332,411
ICU Medical, Inc. (a)	4,932	202,952
		639,747

Health Care Providers & Services - 4.22%
AmSurg Corp. (a)	14,215	304,769
Centene Corp. (a)	4,201	83,936
Eclipsys Corp. (a)	3,309	58,834
		447,539

Household Products - 1.23%
Energizer Holdings, Inc. (a)	2,500	130,600

Industrial Instruments for Measurement, Display and Control - 1.92%
Roper Industries, Inc.	4,500	203,895

Investment Advice - 2.31%
Federated Investors, Inc. - Class B	10,200	245,718

IT Services - 1.97%
CACI International, Inc. - Class A (a)	4,900	209,279

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2009

Common Stocks - 91.92% - continued	Shares	Value

Laboratory Analytical Instruments - 2.35%
Illumina, Inc. (a)	6,400	$ 249,216

Leisure - 1.10%
Penn National Gaming, Inc. (a)	4,000	116,440

Materials - 2.88%
Cabot Microelectronics Corp. (a)	10,809	305,787

Mining & Quarrying of Nonmetallic Minerals - 1.30%
USEC, Inc. (a)	26,000	138,320

Miscellaneous Fabricated Metal Products - 1.39%
Shaw Group, Inc. / The (a)	5,400	148,014

Miscellaneous Metal Ores - 3.83%
Cameco Corp.	15,900	407,040

Personal Products - 2.18%
Alberto-Culver Co.	9,100	231,413

Radio & TV Broadcasting & Communications Equipment - 2.28%
Life Technologies Corp. (a)	5,800	241,976

Securities Brokers, Dealers & Flotation Companies - 2.55%
SEI Investments Co.	15,000	270,600

Semiconductors & Equipment - 10.19%
Cree, Inc. (a)	16,450	483,465
IXYS Corp.	25,420	257,250
SunPower Corp. - Class A (a)	1,600	42,624
Varian Semiconductor Equipment Associates, Inc. (a)	12,456	298,819
		1,082,158

Services - Business Services - 1.66%
Akamai Technologies, Inc. (a)	9,200	176,456

Services - Computer Integrated Systems Design - 2.31%
Quality Systems, Inc.	4,300	244,928

Services - Computer Programming Services - 1.51%
Cognizant Technology Solutions Corp. - Class A (a)	6,000	160,200

Services - Home Health Care Services - 2.43%
Gentiva Health Services, Inc. (a)	15,649	257,582

Specialty Retail - 8.81%
American Eagle Outfitters, Inc.	8,200	116,194
Barnes & Noble, Inc.	2,754	56,815
Dress Barn, Inc. (a)	8,600	122,980
Guess?, Inc.	4,800	123,744
inVentiv Health, Inc. (a)	9,500	128,535
Jos. A. Bank Clothiers, Inc. (a)	3,600	124,056
Tiffany & Co.	4,300	109,048
Urban Outfitters, Inc. (a)	7,400	154,438
		935,810

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
June 30, 2009

Common Stocks - 91.92% - continued	Shares	Value

Transportation - 0.73%
Forward Air Corp.	3,632	$ 77,434

Wholesale - Chemicals & Allied Products - 2.29%
Sigma-Aldrich Corp.	4,900	242,844

Wholesale - Industrial Machinery & Equipment - 2.86%
Airgas, Inc.	7,500	303,975

TOTAL COMMON STOCKS (Cost $10,182,935)		9,760,935

Exchange-Traded Funds - 5.45%

SPDR KBW Regional Banking ETF	22,600	412,224
SPDR S&P Retail ETF	6,000	166,260

TOTAL EXCHANGE-TRADED FUNDS (Cost $679,185)		578,484

Cash Equivalents - 2.71%

Fidelity Institutional Prime Money Market Portfolio - Class I, 0.58% (b)	287,551	287,551

TOTAL CASH EQUIVALENTS (Cost $287,551)		287,551

TOTAL INVESTMENTS (Cost $11,149,671) - 100.08%		$ 10,626,970

Liabilities in excess of other assets - (0.08)%		(8,399)

TOTAL NET ASSETS - 100.00%		$ 10,618,571

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2009.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statement of Assets and Liabilities
June 30, 2009

TrendStar
Small-Cap
Fund
Assets:
Investments in securities:
At cost	$ 11,149,671
At fair value	$ 10,626,970

Receivable from Advisor	3,359
Dividends receivable	7,433
Interest receivable	140
Total assets	10,637,902

Liabilities:
Payable for fund shares redeemed	13,102
Payable to Administrator	6,229
Total liabilities	19,331

Net Assets:	$ 10,618,571

Net Assets consist of:
Paid in capital	$ 46,769,240
Accumulated undistributed net realized gain (loss) on investments	(35,627,968)
Net unrealized appreciation (depreciation) on investments	(522,701)

$ 10,618,571

Shares outstanding (unlimited number of shares authorized)	1,652,472

Net asset value and offering price per share	$ 6.43

Redemption price per share (NAV * 98%) (a)	$ 6.30

(a) The Fund charges a 2.00% redemption fee on shares redeemed within 7 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statement of Operations
For the Period Ended June 30, 2009 (a)

TrendStar
Small-Cap
Fund

Investment Income:
Dividend income (net of withholding tax of $374)	$ 67,659
Interest income	1,246
Total Income	68,905

Expenses:
Investment Advisor fee (b)	53,448
Administration expenses (b)	53,448
CCO expenses	12,796
Total Expenses	119,692
Fees waived by Advisor (b)	(12,796)
Net Operating Expenses	106,896
Net Investment Income (Loss)	(37,991)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,476,245)
Change in unrealized appreciation (depreciation) on investment securities	1,054,135
Net realized and unrealized gain (loss) on investment securities	(3,422,110)
Net increase (decrease) in net assets resulting from operations	$ (3,460,101)

(a) The Fund elected to change its fiscal year end from September to June. The information presented is for the period October 1, 2008 through June 30, 2009.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar Small-Cap Fund

	For the		For the
	Period ended		Year ended
	June 30, 2009	(a)	September 30, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ (37,991)		$ (740,183)
Net realized gain (loss) on investment securities	(4,476,245)		(30,018,878)
Change in unrealized appreciation (depreciation) on investment securities	1,054,135		(2,542,418)
Net increase (decrease) in net assets resulting from operations	(3,460,101)		(33,301,479)

Distributions:
From net realized gain	-		(22,546,957)
Tax return of capital	-		(58,005)
Total distributions	-		(22,604,962)

Capital Share Transactions:
Proceeds from shares sold	2,561,426		11,339,881
Reinvestment of distributions	-		22,516,103
Amount paid for Fund shares redeemed	(8,164,117)		(129,365,912)
Redemption Fees	-		15
Net increase (decrease) in net assets resulting
from capital share transactions	(5,602,691)		(95,509,913)
Total Increase (Decrease) in Net Assets	(9,062,792)		(151,416,354)

Net Assets
Beginning of period	19,681,363		171,097,717

End of period	$ 10,618,571		$ 19,681,363

Accumulated undistributed net investment income
included in net assets at end of period	$ -		$ 433

Capital Share Transactions
Shares sold	436,483		1,227,796
Shares issued in reinvestment of distributions	-		2,387,710
Shares redeemed	(1,394,509)		(14,574,024)

Net increase (decrease) from capital share transactions	(958,026)		(10,958,518)

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds
Financial Highlights
For a Fund share outstanding during each period

	TrendStar Small-Cap Fund

	For the								For the
	period ended					For the Year ended September 30,			period ended
	June 30, 2009 (a)		2008		2007		2006	2005	September 30, 2004	(b)

Selected Per Share Data:
Net asset value, beginning of period	$ 7.54		$ 12.61		$ 12.19		$ 11.94	$ 10.48	$ 10.00
Income from investment operations
Net investment income (loss)	(0.02)		(0.29)		(0.12)		(0.10)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(1.09)		(2.89)		1.70		0.59	1.68	0.53
Total from investment operations	(1.11)		(3.18)		1.58		0.49	1.61	0.48
Less Distributions to Shareholders:
From net realized gain	-		(1.89)		(1.16)		(0.24)	(0.15)	-
From return of capital	-		-	(c)	-		-	-	-
Total distributions to shareholders	-		(1.89)		(1.16)		(0.24)	(0.15)	-

Paid in capital from redemption fees	-		-	(d)	-	(d)	-	-	-

Net asset value, end of period	$ 6.43		$ 7.54		$ 12.61		$ 12.19	$ 11.94	$ 10.48

Total Return (e)	-14.72%	(f)	-28.20%		13.44%		4.08%	15.37%	4.80%	(f)

Ratios and Supplemental Data
Net assets, end of period	$ 10,618,571		$ 19,681,363		$ 171,097,717		$ 235,242,616	$ 193,198,332	$ 72,598,859
Ratio of expenses to average net assets	1.40%	(g)	1.40%		1.37%		1.36%	1.39%	1.40%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement	1.57%	(g)	1.42%		1.37%		1.36%	1.39%	1.44%	(g)
Ratio of net investment (loss) to
average net assets	(0.50)%	(g)	(0.84)%		(0.79)%		(0.76)%	(0.90)%	(0.81)%	(g)
Ratio of net investment (loss) to average
net assets before waiver & reimbursement	(0.67)%	(g)	(0.86)%		(0.79)%		(0.76)%	(0.90)%	(0.85)%	(g)
Portfolio turnover rate	41.97%		53.28%		21.11%		37.21%	11.92%	14.29%

(a) The Fund elected to change its fiscal year end from September to June. The information presented is for the period October 1, 2008 through June 30, 2009.
(b) October 31, 2003 (Commencement of Operations) through September 30, 2004.
(c) Return of capital resulted in less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

TrendStar Funds

Notes to the Financial Statements

June 30, 2009

NOTE 1.	ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and is operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of the series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series (“Funds”), the series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of such series. The Trust offers one series of shares, the TrendStar Small-Cap Fund (the “Fund”). The shares of the Fund are subject to a 2.00% redemption fee, if redeemed within 7 days of purchase. The Fund is a diversified Fund. The Fund commenced investment operations on October 31, 2003. The investment objective of the Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation and Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of June 30, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service, the security will be classified as a Level 1 security. Sometimes, a preferred security owned by the Fund will be valued by the pricing service with factors other than market quotations. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does

TrendStar Funds

Notes to the Financial Statements - continued

June 30, 2009

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, exchange-traded funds and closed-end funds are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities (corporate bonds, asset-backed securities, U.S. government securities and U.S. government agency securities) are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2009:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 9,760,935	$ -	$ -	$ 9,760,935

Exchange-Traded Funds	578,484	-	-	578,484

Cash Equivalents	287,551	-	-	287,551

Total	$ 10,626,970	$ -	$ -	$ 10,626,970

TrendStar Funds

Notes to the Financial Statements - continued

June 30, 2009

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), as of and during the period ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended June 30, 2009, net investment loss of $37,558 was reclassed to paid-in-capital.

Subsequent Events - Pursuant to FASB Statement No. 165, Subsequent events ("FAS 165"), management has evaluated subsequent events through August 31, 2009 and determined there was no material impact on these financial statements. Please see Note 10 for information regarding the reorganization of the Fund.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the “Advisor”) manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Certain officers and Trustees of the Fund are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for the Fund (determines what investments should be purchased, sold, and held) and makes changes on behalf of the Trust in the investments of the Fund. At all times, the Advisor's actions on behalf of the Fund are subject to the overall supervision and review of the Board. The Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the first $100 million in average daily net assets of the Fund and 0.60% on average

TrendStar Funds

Notes to the Financial Statements - continued

June 30, 2009

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

daily net assets over $100 million. For the period ended June 30, 2009, the Advisor earned a fee of $53,448 from the Fund.

The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of the Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding the Fund’s expense cap of 1.40%. For the period ended June 30, 2009, the Advisor waived fees of $12,796 and recouped $0. Due to the reorganization of the Fund as described in Note 10, the amounts that could be recouped by the Advisor have been permanently waived. At June 30, 2009, the Advisor owed the Fund $3,359.

The Trust also entered into an Administrative Services Agreement with the Advisor, under which the Advisor is responsible for providing, or arranging to provide, essentially all necessary operational services to the Fund, and paying essentially all operating expenses of the Fund. Those services and expenses include, but are not limited to, transfer agency, fund accounting, fund administration, legal, custody, independent auditing, regulatory filings and filing fees, insurance, fidelity bonds, and other operational expenses. The only Fund or Trust expenses not covered under the agreement are chief compliance officer services, brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses. The Advisor may itself provide the services set forth in the agreement to the Fund, or it may, subject to the supervision and prior approval of the Board, engage third parties to provide such services. The Advisor is responsible for paying any third parties so engaged from its own resources.

Pursuant to the terms of the agreement, the fees payable to the Advisor under the administrative services agreement are as set forth in the table below.

Total Trust Assets	Annual Fee Rate
From $0 to $300 million	0.70%
Greater than $300 million to $500 million	0.65%
Greater than $500 million	0.60%

For the period ended June 30, 2009, the Advisor earned $53,448 for administrative services. At June 30, 2009, the Fund owed the Advisor $6,229 for administration services.

NOTE 4.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$ -
Other	4,523,511
Sales
U.S. Government Obligations	$ -
Other	10,014,545

TrendStar Funds

Notes to the Financial Statements - continued

June 30, 2009

NOTE 4.	INVESTMENT TRANSACTIONS - continued

At June 30, 2009, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$ 1,480,008
Gross (Depreciation)	(5,735,237)

Net Depreciation on Investments	$ (4,255,229)

At June 30, 2009, the aggregate cost of securities for federal income tax purposes was $14,882,199.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2009, Charles Schwab & Co., Inc. held 45.42% of the Fund, in an omnibus account for the benefit of its customers. As a result, Schwab may be deemed to control the Fund. At June 30, 2009, one officer of the Trust held 8.35% of the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the period ended June 30, 2009.

The tax characterization of distributions for the fiscal period ended June 30, 2009 and the fiscal year ended September 30, 2008 were as follows:

Distributions paid from:	2009	2008
Short-term capital gain	$ -	$ 4,991,218
Long-term capital gain	-	17,555,739
Return of Capital	-	58,005
	$ -	$ 22,604,962

At June 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ -
Capital Loss Carryforward	(31,895,440)
Unrealized depreciation	(4,255,229)
$ (36,150,669)

At June 30, 2009, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the deferral of post-October losses in the amount of $3,670,293 and the tax deferral of losses on wash sales in the amount of $62,235.

NOTE 8.      NON-AFFILIATED SERVICE ARRANGEMENTS (Unaudited)

Transfer Agency and Fund Accounting: With the Board's express prior consent, the Advisor has engaged Unified Fund Services, Inc. (“Unified”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, to perform certain transfer, dividend paying, shareholder servicing, and fund accounting agent functions for the Trust pursuant to a written agreement with the Advisor and the Trust.

TrendStar Funds

Notes to the Financial Statements - continued

June 30, 2009

NOTE 8.	NON-AFFILIATED SERVICE ARRANGEMENTS (Unaudited) - continued

Custody: With the Board's express prior consent, the Advisor has engaged Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the “Custodian”) to serve as custodian of the cash and securities of the Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

Principal Underwriter: With the Board's express prior consent, the Advisor has engaged Unified Financial Securities, Inc. (the “Underwriter”), 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, to act as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Advisor and the Trust (“Distribution Agreement”). The Underwriter is a wholly-owned subsidiary company of Huntington Bancshares, Inc. who is also the parent company of Unified and the Custodian.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Fund’s shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Fund, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by Unified. The Underwriter may retain certain underwriting concessions from the sale of Fund shares.

Independent Registered Public Accounting Firm/ Audit Services: The Trust's Board of Trustees has selected Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, as the Trust's independent registered public accounting firm since the Trust's inception. Cohen Fund Audit Services, Ltd. has been selected to audit the Trust's financial statements for the Trust's fiscal period ending June 30, 2009.

NOTE 9.	CAPITAL LOSS CARRYFORWARD

At June 30, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $31,895,440. This carryforward expires as follows:

Expires June 30,	Amount
2017	$ 31,895,440

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 10.	SIGNIFICANT EVENT

At a special meeting of shareholders of the Fund held on June 26, 2009, the shareholders of the Fund considered approval of an Agreement and Plan of Reorganization under which the Fund would be reorganized into a newly-formed mutual fund within the Scout Funds family of mutual funds called the Scout TrendStar Small-Cap Fund.

The Scout TrendStar Small-Cap Fund’s investment objective, policies and strategies are substantially identical to those of the Fund. The new fund will be managed by Scout Investment Advisors, Inc. with Thomas Laming continuing to serve as lead portfolio manager and James McBride continuing to serve as co-portfolio manager.

The Boards of TrendStar Investment Trust and UMB Scout Funds have approved the Agreement and Plan of Reorganization. Shareholders of record of the Fund on April 27, 2009 were entitled to vote at the special meeting.

The results of the vote were:

For	Against	Abstain	Total

823,475	1,734	162,282	987,491

The reorganization was effective July 1, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

TrendStar Investment Trust

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of TrendStar Investment Trust, comprising TrendStar Small-Cap Fund (the “Fund”) as of June 30, 2009, and the related statement of operations for the nine months then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the financial highlights for each of the six periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trendstar Small-Cap Fund as of June 30, 2009, the results of its operations for the nine months then ended, the changes in its net assets for the two periods in the period then ended, and the financial highlights for each of the six periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 31, 2009

BOARD OF TRUSTEES (Unaudited)

The Trust’s operations are overseen by a Board of Trustees. The table below sets forth information concerning each of the Trust’s current Trustees.

Interested Trustees
Name, Address & Date of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Thomas W. Laming* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age – 50)	Interested Trustee, President	Indefinite. Since September, 2003

President and Chief Investment Officer of TrendStar Advisors, LLC, Overland Park, KS, since August, 2003. Previously Senior Vice President and Portfolio Manager, Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, an investment advisory firm, from January 1993 to August 2003.Previously a Senior Engineer at Martin Marietta in Denver, Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach, and technology analyst with Waddell & Reed in Overland Park, Kansas. Senior Member of the American Institute of Aeronautics and Astronautics. M.B.A. from Indiana University, M.S. in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a B.S., with highest distinction, in Physics from the University of Kansas.

				1	University of Kansas, College of Liberal Arts & Sciences Advisory Board Indiana University Reese Fund Board of Advisors PPM Services, Inc.
James R. McBride* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age – 47)	Interested Trustee, Treasurer	Indefinite. Since September, 2003	Vice President & Co-Portfolio Manager, TrendStar Advisors, LLC, since August, 2003. Previously Vice President and Research Analyst, Kornitzer Capital Management, Inc., from 2000 to 2003. Program Manager, Senior Analyst and various other management positions, Hewlett Packard, from 1989 to 2000. M.B.A in finance from Indiana University, B.S., with honors, in Mechanical Engineering, from Wichita State University	1	None

Disinterested (Independent) Trustees
Name, Address & Date of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Robert C. Klemkosky 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 68)	Independent Trustee	Indefinite. Since September, 2003

Robert C. Klemkosky is the Fred T. Greene Professor Emeritus of Finance at Indiana University Kelley School of Business. Joined faculty in 1976 and named to Professorship in 1982. Chairperson of the Finance Department from 1986-1992 and 2000-2003. He is currently the founding dean of Graduate School of Business at Sungkyunkwan University in Seoul, Korea. Professional experience includes corporate treasurer’s department of Dow Chemical and credit analyst in corporate lending for National Bank of Detroit. Dr. Klemkosky has taught internationally in numerous countries including France and Russia. Has published over thirty articles in leading finance journals, including Journal of Finance of which he was the Associate Editor, Journal of Financial and Quantitative Analysis, and Journal of Business. Received the Teaching Excellence Award from the Doctoral Association in 1977. A native of Michigan, Dr. Klemkosky holds a B.A. and Ph. D. from Michigan State University and an M.B.A. from the University of Michigan.

				1	Director of the Korea Exchange
Kim A. Wilcox 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 54)	Independent Trustee	Indefinite. Since August, 2005

Provost and Vice President for Academic Affairs, Michigan State University, since August, 2005.  Member of the faculty of the University of Kansas for over 15 years, including Chair of the Department of Speech-Language-Hearing: Sciences and Disorders, Dean of the College of Liberal Arts and Sciences, and Vice Provost for General Education Coordination.  Also served as Interim Director of Academic Affairs and President and CEO of the Kansas Board of Regents.  The recipient of grants from the National Science Foundation and the U.S. Department of Education, he has published over thirty articles related to speech development and disorders.  Has served as a member of the Midwest Higher Education Commission, the Boards of Directors for Kansas Inc. and the Distributed Learning Workshop.  He holds a B.A. from Michigan State University and an M.S. and Ph.D. from Purdue University.

				1	Michigan State University Foundation Committee on Institutional Cooperation Spectrum Health – Michigan State University Alliance Corporation
P. Bradley Adams 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 48)	Independent Trustee, Chairman	Indefinite. Since September, 2003	Director of Financial Operations with Tortoise Capital Advisors, LLC. Vice President of Finance and Operations, Chief Operating Officer and Director, Jones & Babson, Inc., Kansas City, MO, an investment company service provider, from 1984 to 2003. B.S. in Finance from University of Wyoming in 1983. M.B.A. from Rockhurst College, Kansas City, MO in 1987.	1	None

*Messrs. Laming and McBride are considered “Interested” Trustees of the Trust because of their affiliation with the Trust’s investment Advisor, TrendStar Advisors, LLC.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free (888) 747-4872 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (888) 747-4872; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

P. Bradley Adams, Chairman

Thomas W. Laming

James R. McBride

Robert C. Klemkosky

Kim A. Wilcox

OFFICERS

Thomas W. Laming, President

James R. McBride, Treasurer

Kyle R. Bubeck, Secretary & Chief Compliance Officer

INVESTMENT ADVISOR & ADMINISTRATOR

TrendStar Advisors, LLC.

7300 College Blvd. Suite 308

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd. #2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

SUB-ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)         Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable

(f)	The registrant has elected to comply with this item 2(f) by filing a copy of the code of ethics at item 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)        The Board has determined that each member of the Audit Committee qualifies and has been designated by the Board as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2009	$ 12,000
FY 2008	$ 18,350

(b)	Audit-Related Fees– N/A

Registrant	Adviser

FY 2009	$0	$0
FY 2008	$0	$0
Nature of the fees:

(c)	Tax Fees

Registrant
FY 2009	$1,000
FY 2008	$ 4,000

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

Registrant	Adviser

FY 2009	$ 0	N/A
FY 2008	$ 0	N/A

Nature of the fees:	Out of pockets, consents

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages FY 2008 Non-Audit Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	N/A
Tax Fees:	100%
All Other Fees:	N/A

(f)         During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser

FY 2009	$1,000	$ 0
FY 2008	$ 4,000	$ 0

(h)         The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE – registrant did not submit matters to a vote of security holders during the period

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 4, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TrendStar Investment Trust

By	/s/ Thomas W Laming
Thomas W. Laming, President

Date	9/03/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas W Laming
Thomas W. Laming, President

Date	9/03/2009

By	/s/ James R McBride

James R. McBride, Treasurer

Date	9/03/2009